John Hancock

California Tax-Free Income Fund

Quarterly portfolio holdings 8/31/19

Fund’s investments

As of 8-31-19 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 97.8% (Cost $196,683,428)				$214,866,005
California 96.9%				212,891,258

ABAG Finance Authority for Nonprofit Corps.
Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,250,820
Burbank Unified School District
Convertible Capital Appreciation Election 2013, GO (0.000% to 8-1-23, then 4.500% thereafter)	0.000	08-01-37	1,770,000	1,807,117
California Community Housing Agency
Annadel Apartments, Series A (A)	5.000	04-01-49	1,000,000	1,122,840
California Community Housing Agency
Verdant at Green Valley Project, Series A (A)	5.000	08-01-49	1,000,000	1,133,610
California County Tobacco Securitization Agency
Fresno County Funding Corp.	6.000	06-01-35	1,765,000	1,766,236
California County Tobacco Securitization Agency
Kern County Tobacco Funding Corp., Series 2014	5.000	06-01-40	1,500,000	1,602,180
California County Tobacco Securitization Agency
Public Improvements	5.250	06-01-21	2,020,000	2,046,038
California Educational Facilities Authority
Pepperdine University	5.000	10-01-49	2,550,000	3,031,517
California Educational Facilities Authority
University of Redlands, Series A	5.000	10-01-35	1,000,000	1,171,210
California Health Facilities Financing Authority
Children’s Hospital, Series A	5.000	08-15-47	1,000,000	1,196,650
California Health Facilities Financing Authority
City of Hope Obligated Group	4.000	11-15-45	1,000,000	1,150,860
California Health Facilities Financing Authority
El Camino Hospital	5.000	02-01-42	1,000,000	1,202,290
California Health Facilities Financing Authority
El Camino Hospital	5.000	02-01-47	1,425,000	1,702,547
California Health Facilities Financing Authority
Lucile Packard Children’s Hospital, Series B	5.000	08-15-55	1,000,000	1,193,900
California Health Facilities Financing Authority
Lucile Salter Packard Children’s Hospital, Series A	5.000	08-15-43	1,000,000	1,143,650
California Health Facilities Financing Authority
Sutter Health, Series A	5.000	08-15-43	1,000,000	1,183,390
California Housing Finance
Series A	4.250	01-15-35	1,000,000	1,196,650
California Municipal Finance Authority
Channing House Project, Series A (B)	4.000	05-15-40	1,500,000	1,695,675
California Municipal Finance Authority
Collegiate Housing Foundation Davis-I, LLC, West Village Student Housing Project	5.000	05-15-33	1,000,000	1,246,270
California Municipal Finance Authority
HumanGood Obligated Group, Series A	5.000	10-01-44	1,000,000	1,184,760
California Municipal Finance Authority
LINXS APM Project, Series A, AMT	5.000	12-31-47	1,000,000	1,203,190
California Municipal Finance Authority
Paradise Valley Estates Project, Series A (B)	5.000	01-01-49	1,500,000	1,806,480
California Municipal Finance Authority
Retirement Housing Foundation Obligation Group, Series A	5.000	11-15-31	1,500,000	1,981,500
California Municipal Finance Authority
William Jessup University	5.000	08-01-39	1,500,000	1,735,950
California Municipal Finance Authority
Wineville School Project, Series A (B)	5.000	10-01-42	2,000,000	2,340,420
California Pollution Control Financing Authority
Calplant I Project, AMT (A)	7.500	07-01-32	1,300,000	1,361,100
California Pollution Control Financing Authority
San Diego County Water Authority Desalination Project Pipeline (A)	5.000	07-01-39	1,000,000	1,219,780
California Pollution Control Financing Authority
San Diego County Water Authority Desalination Project Pipeline (A)	5.000	11-21-45	1,500,000	1,812,915

2 JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Pollution Control Financing Authority
Waste Management, Inc., Series A1, AMT	3.375	07-01-25	1,000,000	$1,102,680
California Pollution Control Financing Authority
Waste Management, Inc., Series A3, AMT	4.300	07-01-40	4,675,000	5,311,361
California Public Finance Authority
Henry Mayo Newhall Hospital	5.000	10-15-47	2,000,000	2,288,440
California Public Finance Authority
Trinity Classical Academy, Series A (A)	5.000	07-01-44	110,000	117,201
California Public Finance Authority
Trinity Classical Academy, Series A (A)	5.000	07-01-54	325,000	343,590
California School Finance Authority
Aspire Public Schools (A)	5.000	08-01-46	3,275,000	3,686,700
California School Finance Authority
Kipp LA Project, Series A (A)	5.000	07-01-47	1,500,000	1,760,490
California State Public Works Board
Various Capital Projects, Series A	5.000	04-01-37	1,000,000	1,091,390
California State Public Works Board
Various Correctional Facilities, Series A	5.000	09-01-39	2,500,000	2,914,250
California State University
College and University Revenue, Series A	5.000	11-01-44	2,000,000	2,321,360
California Statewide Communities Development Authority
Adventist Health System, Series A	5.000	03-01-48	1,885,000	2,283,621
California Statewide Communities Development Authority
American Baptist Homes West	6.250	10-01-39	2,000,000	2,007,880
California Statewide Communities Development Authority
CHF Irvine LLC	5.000	05-15-40	2,735,000	3,220,271
California Statewide Communities Development Authority
Front Porch Communities and Services, Series A	5.000	04-01-47	500,000	593,165
California Statewide Communities Development Authority
Infrastructure Program Revenue, Series B	5.000	09-02-44	1,000,000	1,066,300
California Statewide Communities Development Authority
Los Angeles Jewish Homes, Series S (B)	5.000	08-01-44	2,625,000	2,943,203
California Statewide Communities Development Authority
Redlands Community Hospital OB	5.000	10-01-46	2,000,000	2,341,080
California Statewide Communities Development Authority
Redwoods Project (B)	5.375	11-15-44	1,500,000	1,740,810
California Statewide Communities Development Authority
Senior Living of Southern California (A)	7.250	11-15-41	1,700,000	1,720,774
California Statewide Financing Authority
Tobacco Settlement, Series A	6.000	05-01-37	2,500,000	2,516,450
California Statewide Financing Authority
Tobacco Settlement, Series B	6.000	05-01-37	3,000,000	3,019,740
City of Belmont
Library Project, Series A (B)	5.750	08-01-24	1,000,000	1,143,640
City of Irvine
Community Facilities District	5.000	09-01-49	2,000,000	2,220,100
City of La Verne
Brethren Hillcrest Homes	5.000	05-15-36	750,000	800,723
City of Long Beach
Alamitos Bay Marina Project, Series 2015	5.000	05-15-45	1,000,000	1,135,360
City of Long Beach
District 6-Pike Project	6.250	10-01-26	2,265,000	2,268,420
City of Long Beach
Series A	5.000	05-15-49	2,000,000	2,532,080
City of Los Angeles Department of Airports
Los Angeles International Airport, AMT	5.000	05-15-43	2,000,000	2,483,740
City of San Clemente
Community Facilities District, Series 2006-1	5.000	09-01-46	1,980,000	2,243,399
City of San Francisco Public Utilities Commission
Green Bonds, Series A	5.000	11-01-45	1,500,000	1,776,765

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND 3

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City of San Mateo
Community Facilities District, Series 2008-1 Bay Meadows	5.500	09-01-44	2,000,000	$2,171,920
Foothill-Eastern Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.750	01-15-46	5,000,000	5,856,700
Golden State Tobacco Securitization Corp.
Series A	5.000	06-01-40	5,000,000	5,894,950
Golden State Tobacco Securitization Corp.
Series A	5.000	06-01-45	3,250,000	3,810,918
Inland Valley Development Agency
Series A	5.000	09-01-44	2,500,000	2,841,700
Lancaster School District
School Improvements (B)(C)	1.044	04-01-22	1,380,000	1,342,933
Los Angeles Community Facilities District
Cascades Business Park	6.400	09-01-22	310,000	313,432
Los Angeles County Public Works Financing Authority
Series D	5.000	12-01-45	3,000,000	3,572,100
Los Angeles County Regional Financing Authority
Montecedro, Inc. Project, Series A (B)	5.000	11-15-44	1,355,000	1,510,540
Los Angeles Department of Water & Power
Power Systems, Series D	5.000	07-01-44	1,000,000	1,163,590
Marin Healthcare District
Election of 2013, GO	4.000	08-01-45	1,000,000	1,096,120
Morgan Hill Redevelopment Agency
Series A	5.000	09-01-33	1,750,000	2,007,163
M-S-R Energy Authority
Natural Gas Revenue, Series B	6.500	11-01-39	1,500,000	2,396,055
Norman Y. Mineta San Jose International Airport SJC
Series A, AMT	5.000	03-01-47	3,000,000	3,567,300
Oakland Unified School District/Alameda County
Election of 2012, GO	6.625	08-01-38	1,000,000	1,108,870
Oakland Unified School District/Alameda County
Series A, GO	5.000	08-01-40	1,500,000	1,758,840
Orange County Community Facilities District
2017-1 Esencia Village, Series A	5.000	08-15-47	2,000,000	2,379,180
Pacifica School District
Series C, GO (B)(C)	1.576	08-01-26	1,000,000	896,050
Port of Los Angeles
Series A, AMT	5.000	08-01-44	2,000,000	2,302,800
River Islands Public Financing Authority
Community Facilities District, Series 2003-1	5.000	09-01-48	1,250,000	1,418,300
River Islands Public Financing Authority
Community Facilities District, Series 2003-1	5.500	09-01-45	2,000,000	2,182,860
Riverside County Transportation Commission
Senior Lien, Series A	5.750	06-01-48	1,000,000	1,116,690
San Diego County Regional Airport Authority
Consol Rental Car Facilities, Series A	5.000	07-01-44	4,925,000	5,673,846
San Diego Public Facilities Financing Authority
Series A	5.000	10-15-44	1,000,000	1,192,160
San Diego Unified School District
Series I, GO (C)	3.648	07-01-39	1,250,000	607,838
San Francisco City & County Airport Commission International Airport
Special Facilities Lease, SFO Fuel Company LLC, Series A, AMT	5.000	01-01-47	2,000,000	2,435,600
San Francisco City & County Redevelopment Agency
Department of General Services Lease, No. 6, Mission Bay South, Series A	5.150	08-01-35	1,250,000	1,257,075
San Francisco City & County Redevelopment Agency
Mission Bay Project, Series A	5.000	08-01-43	1,000,000	1,146,660
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (C)	0.992	01-01-22	6,500,000	6,349,525
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.000	01-15-44	2,500,000	2,870,375

4 JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Mateo Joint Powers Financing Authority
Capital Projects Program (B)	5.000	07-01-21	1,815,000	$1,909,289
Santa Ana Financing Authority
Police Administration & Holding Facility (B)	6.250	07-01-24	5,000,000	5,711,200
Santa Ana Financing Authority
Prerefunded, Police Administration & Holding Facility (B)	6.250	07-01-24	5,000,000	5,760,450
Santa Margarita Water District
Community Facilities District, Series 2013-1	5.625	09-01-43	775,000	863,265
South Orange County Public Financing Authority
Series A	5.000	08-15-33	1,000,000	1,085,810
South Orange County Public Financing Authority
Series A	5.000	08-15-34	450,000	488,214
Southern California Public Power Authority
Apex Power Project, Series A	5.000	07-01-38	1,000,000	1,161,620
Southern California Public Power Authority
Natural Gas Project Revenue, Series A	5.250	11-01-26	2,000,000	2,457,340
State of California
Various Purpose, GO	5.000	04-01-29	1,000,000	1,338,730
State of California
Various Purpose, GO	5.000	04-01-32	2,000,000	2,815,860
Stockton Public Financing Authority
Delta Water Supply Project, Series A	6.250	10-01-40	1,150,000	1,377,597
Sweetwater Union High School District
Election of 2006, Series 2016 B, GO	4.000	08-01-42	500,000	549,585
Tobacco Securitization Authority of Southern California
Series A1	5.000	06-01-37	1,500,000	1,506,360
University of California
Series AZ	5.000	05-15-48	4,000,000	4,962,840
West Covina Redevelopment Agency
Fashion Plaza	6.000	09-01-22	2,825,000	3,024,643
William S. Hart Union High School District
Community Facilities District, Series 2015-1	5.000	09-01-47	1,000,000	1,151,837
Puerto Rico 0.9%				1,974,747

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series A-1	4.750	07-01-53	1,926,000	1,974,747

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.2% (Cost $2,720,946)				$2,721,000
U.S. Government Agency 0.2%				500,000

Federal Agricultural Mortgage Corp. Discount Note	2.030	09-03-19	250,000	250,000
Federal Home Loan Bank Discount Note	1.900	09-03-19	250,000	250,000

			Par value^	Value
Repurchase agreement 1.0%				$2,221,000

Barclays Tri-Party Repurchase Agreement dated 8-30-19 at 2.120% to be repurchased at $2,099,494 on 9-3-19, collateralized by $1,698,300 U.S. Treasury Bonds, 3.125% due 5-15-48 (valued at $2,141,499, including interest)			2,099,000	2,099,000
Repurchase Agreement with State Street Corp. dated 8-30-19 at 1.050% to be repurchased at $122,014 on 9-3-19, collateralized by $95,000 U.S. Treasury Bonds, 6.375% due 8-15-27 (valued at $130,074, including interest)			122,000	122,000
Total investments (Cost $199,404,374) 99.0%				$217,587,005
Other assets and liabilities, net 1.0%				2,136,912
Total net assets 100.0%				$219,723,917

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND 5

Security Abbreviations and Legend

AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Insurance coverage	As a % of total investments
National Public Finance Guarantee Corp.	6.6
California Mortgage Insurance	4.5
Build America Mutual Assurance Company	1.1
Assured Guaranty Municipal Corp.	0.6
Ambac Financial Group, Inc.	0.5
TOTAL	13.3

The fund had the following sector composition as a percentage of net assets on 8-31-19:

General obligation bonds	5.5%
Revenue bonds	92.3%
Health care	16.2%
Facilities	15.0%
Other revenue	12.6%
Transportation	10.2%
Tobacco	10.1%
Education	10.0%
Airport	5.9%
Development	5.4%
Housing	3.6%
Utilities	1.8%
Water and sewer	1.0%
Pollution	0.5%
Short-term investments and other	2.2%
TOTAL	100.0%

6 JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2019, all investments are categorized as Level 2 under the hierarchy described above.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.

7

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

	53Q1	08/19
This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.		10/19